Leases - Schedule of Associated Financial Statement (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Operating lease right-of-use assets, net	$ 9,918	$ 18,020
Liabilities
Operating lease liabilities, current	4,218	6,315
Operating lease liabilities, non-current	$ 4,719	$ 10,899
Weighted average remaining lease term (in years)	3 years 3 months	4 years 8 months 1 day
Weighted average discount rate (%)	5.84%	5.84%